PENSION PLANS (Details 7)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	100.00%	100.00%
U.S. Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	4.00%	4.00%
Defined Benefit Plan, Target Plan Asset Allocations	6.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum	0.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Maximum	14.00%
Non-U.S. Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	6.00%	7.00%
Defined Benefit Plan, Target Plan Asset Allocations	6.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum	0.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Maximum	14.00%
Fixed Income / Cash
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	47.00%	52.00%
Defined Benefit Plan, Target Plan Asset Allocations	61.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum	48.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Maximum	80.00%
Acquisition plan receivable
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	10.00%	0.00%
Alternative Investments
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	19.00%	21.00%
Defined Benefit Plan, Target Plan Asset Allocations	7.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum	0.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Maximum	28.00%
Absolute Return Strategies
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	14.00%	16.00%
Defined Benefit Plan, Target Plan Asset Allocations	20.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum	10.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Maximum	30.00%